Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 826	[1]	$ 879
Adjustment on currency translation	(29)		(53)
Goodwill at end of period	797		826	[1]
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	405
Goodwill at end of period	370		405
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	337
Goodwill at end of period	342		337
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	84
Goodwill at end of period	85		84
Cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	15,974		16,987
Goodwill at end of period	16,237		15,974
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(15,148)		(16,108)
Goodwill at end of period	$ (15,440)		$ (15,148)

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.